UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock International Classic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

9.30.2008

John Hancock International Classic Value Fund
Securities owned by the Fund on
September 30, 2008 (Unaudited)

Issuer	Shares	Value

Common stocks 89.16%		$16,309,396
(Cost $23,313,614)

Australia 2.66%		485,839
Amcor, Ltd. (Paper Packaging)	113,850	485,839

Bermuda 3.33%		609,700
RenaissanceRe Holdings, Ltd. (Reinsurance)	11,725	609,700

Canada 1.44%		263,629
Magna International, Inc. (Class A) (Auto Parts & Equipment)	5,150	263,629

France 12.79%		2,339,726
Alcatel-Lucent (Communications Equipment)	146,575	564,855
Credit Agricole SA (Diversified Banks)	36,296	699,054
Publicis Groupe SA (Advertising)	7,775	244,888
Thales SA (Aerospace & Defense)	6,650	335,589
Vivendi Universal SA (Movies & Entertainment)	15,800	495,340

Greece 0.45%		82,921
Public Power Corp. (Electric Utilities)	5,375	82,921

Hong Kong 2.75%		503,761
Johnson Electric Holdings, Ltd. (Electrical Components & Equipment)	1,340,625	503,761

Ireland 1.09%		199,119
Kerry Group PLC (Class A) (Packaged Foods & Meats)	6,800	199,119

Italy 1.79%		327,331
Finmeccanica SpA (Aerospace & Defense)	15,100	327,331

Japan 17.72%		3,241,807
Canon, Inc. (Office Electronics)	7,000	265,376
Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	94,125	820,794
Nippon Television Network Corp. (Broadcasting & Cable TV)	2,300	219,620
Ricoh Co., Ltd. (Office Electronics)	26,000	365,585
Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	113	708,472
Sumitomo Rubber Industries, Ltd. (Tires & Rubber)	59,750	532,311
Tokyo Electron, Ltd. (Semiconductor Equipment)	5,025	227,388
USS Co., Ltd. (Automotive Retail)	1,590	102,261

Netherlands 12.08%		2,209,448
Aegon NV (Life & Health Insurance)	46,751	413,619
ING Groep NV (Diversified Financial Services)	28,825	617,943
Koninklijke (Royal) Philips Electronics NV (Industrial Conglomerates)	24,375	661,355
Unilever NV (Packaged Foods & Meats)	18,350	516,531

Norway 1.09%		199,375
Den Norske Bank (Diversified Banks)	25,700	199,375

Puerto Rico 1.75%		319,994
Popular, Inc. (Regional Banks)	38,600	319,994

South Korea 5.17%		945,751
Kookmin Bank (Diversified Banks)	11,175	499,350
Korea Electric Power Corp. (Electric Utilities)	10,910	274,556
Samsung Electronics Co., Ltd. (Semiconductors)	375	171,845

John Hancock International Classic Value Fund
Securities owned by the Fund on
September 30, 2008 (Unaudited)

Issuer	Shares	Value

Switzerland 6.78%		$1,239,124
Clariant AG (Specialty Chemicals) (I)	68,325	665,365
UBS AG (Diversified Capital Markets) (I)	33,568	573,759

United Kingdom 18.27%		3,341,871
Aviva PLC (Multi-Line Insurance)	51,800	450,566
British Sky Broadcasting Group PLC (Broadcasting & Cable TV)	35,350	263,000
Compass Group PLC (Restaurants)	61,200	379,561
GlaxoSmithKline PLC (Pharmaceuticals)	28,050	607,635
HSBC Holdings PLC (Diversified Banks)	44,473	719,492
Rentokil Initial PLC (Environmental & Facilities Services)	250,650	310,980
Royal Bank of Scotland Group PLC (Diversified Banks)	189,292	610,637

	Par value
Issuer, description, maturity date	(000)	Value

Joint Repurchase Agreement 8.96%		$1,640,000
(Cost $1,640,000)
Joint Repurchase Agreement with Barclays PLC dated 9-30-08 at
0.10% to be repurchased at $1,640,005 on 10-1-08, collateralized by $990,949 U.S. Treasury Inflation Indexed Bond 3.875% on 4-15-
29 (valued at $1,672,800 including interest).	$1,640	1,640,000

Total investments (Cost $24,953,614)† 98.12%		$17,949,396

Other assets and liabilities, net 1.88%		$343,225

Total net assets 100.00%		$18,292,621

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

† At September 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $24,953,614. Net unrealized depreciation aggregated $7,004,218, of which $235,298 related to appreciated investment securities and $7,239,516 related to depreciated investment securities.

Open forward foreign currency contracts as of September 30, 2008, were as follows:

	Principal Amount		Unrealized
Currency	Covered by Contract	Settlement Date	Depreciation
Sells
Japanese Yen	8,106,583	Oct 2008	($269)
Japanese Yen	17,228,498	Oct 2008	(571)
			($839)

Notes to portfolio of investments

Security valuation
The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using other significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
		-
Level 1 – Quoted Prices	$1,193,322	-
Level 2 – Other Significant Observable Inputs	16,756,074	($839)
Level 3 – Significant Unobservable Inputs	-	-
Total	$17,949,396	($839)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Forward foreign currency contracts
The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown include net gains or losses realized by the Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized on the previous page if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

Risks associated with foreign investments
Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Deborah C. Jackson
Charles L. Ladner*
Stanley Martin*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Pzena Investment Management, LLC
120 West 45th Street, 20th Floor
New York, NY 10036

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Classic Value Fund.

190Q3 9/08
11/08

John Hancock

MUTUAL FUNDS

John Hancock Core Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

9.30.2008

John Hancock Core Equity Fund
Securities owned by the Fund on
September 30, 2008 (Unaudited)

Issuer	Shares	Value

Common stocks 96.37%		$167,803,136
(Cost $177,679,054)

Advertising 1.40%		2,440,848
Omnicom Group, Inc.	63,300	2,440,848

Aerospace & Defense 3.75%		6,524,184
Boeing Co.	13,200	757,020
Precision Castparts Corp.	32,800	2,583,984
United Technologies Corp.	53,000	3,183,180

Air Freight & Logistics 1.09%		1,891,812
Expeditors International of Washington, Inc.	54,300	1,891,812

Apparel, Accessories & Luxury Goods 0.74%		1,284,552
Coach, Inc. (I)	51,300	1,284,552

Application Software 2.10%		3,665,207
Adobe Systems, Inc. (I)	54,100	2,135,327
Autodesk, Inc. (I)	45,600	1,529,880

Asset Management & Custody Banks 1.95%		3,396,456
Affiliated Managers Group, Inc. (I)	5,600	463,960
BlackRock, Inc.	8,000	1,556,000
State Street Corp.	24,200	1,376,496

Biotechnology 5.61%		9,763,578
Celgene Corp. (I)	50,100	3,170,328
Genentech, Inc. (I)	31,200	2,766,816
Genzyme Corp. (I)	16,200	1,310,418
Gilead Sciences, Inc. (I)	55,200	2,516,016

Cable & Satellite 1.17%		2,038,643
DIRECTV Group, Inc. (I)	77,900	2,038,643

Coal & Consumable Fuels 1.20%		2,083,406
Consol Energy, Inc.	45,400	2,083,406

Communications Equipment 5.46%		9,502,637
Cisco Systems, Inc. (I)	202,600	4,570,656
Corning, Inc.	85,400	1,335,656
QUALCOMM, Inc.	46,500	1,998,105
Research In Motion Ltd. (I)	23,400	1,598,220

Computer & Electronics Retail 1.03%		1,802,867
GameStop Corp. (Class A) (I)	52,700	1,802,867

Computer Hardware 4.64%		8,084,212
Apple, Inc. (I)	35,000	3,978,100
Hewlett-Packard Co.	88,800	4,106,112

Construction & Farm Machinery & Heavy Trucks 0.74%		1,291,252
Bucyrus International, Inc.	28,900	1,291,252

Consumer Finance 2.52%		4,395,524
Visa, Inc. (Class A)	71,600	4,395,524

Drug Retail 1.50%		2,615,382
CVS Caremark Corp.	77,700	2,615,382

John Hancock Core Equity Fund
Securities owned by the Fund on
September 30, 2008 (Unaudited)

Issuer	Shares	Value

Electric Utilities 1.07%		1,860,309
Entergy Corp.	20,900	1,860,309

Electrical Components & Equipment 0.37%		645,463
Sunpower Corp. (Class A) (I)	9,100	645,463

Electronic Components 0.29%		497,736
Amphenol Corp. (Class A)	12,400	497,736

Fertilizers & Agricultural Chemicals 3.12%		5,434,002
Monsanto Co.	54,900	5,434,002

Food Retail 1.09%		1,901,616
Kroger Co.	69,200	1,901,616

Footwear 3.64%		6,342,120
NIKE, Inc. (Class B)	94,800	6,342,120

Health Care Equipment 1.06%		1,854,006
Becton, Dickinson & Co.	23,100	1,854,006

Health Care Services 1.22%		2,118,634
Express Scripts, Inc. (I)	28,700	2,118,634

Health Care Supplies 2.99%		5,200,622
Alcon, Inc.	32,200	5,200,622

Health Care Technology 0.69%		1,204,900
Intuitive Surgical, Inc. (I)	5,000	1,204,900

Heavy Electrical Equipment 1.16%		2,021,480
ABB, Ltd., SADR	104,200	2,021,480

Home Entertainment Software 0.85%		1,479,600
Electronic Arts, Inc. (I)	40,000	1,479,600

Home Improvement Retail 1.52%		2,641,435
Lowe's Cos., Inc.	111,500	2,641,435

Household Products 3.01%		5,247,657
Procter & Gamble Co.	75,300	5,247,657

Industrial Conglomerates 0.95%		1,655,640
McDermott International, Inc. (I)	64,800	1,655,640

Industrial Machinery 0.94%		1,640,100
SPX Corp.	21,300	1,640,100

Internet Retail 1.61%		2,801,260
Amazon.com, Inc. (I)	38,500	2,801,260

Internet Software & Services 0.99%		1,722,236
Google, Inc. (Class A) (I)	4,300	1,722,236

Investment Banking & Brokerage 3.08%		5,364,400
Charles Schwab Corp.	163,000	4,238,000
Goldman Sachs Group, Inc.	8,800	1,126,400

IT Consulting & Other Services 1.06%		1,849,230
Cognizant Technology Solutions Corp. (I)	81,000	1,849,230

John Hancock Core Equity Fund
Securities owned by the Fund on
September 30, 2008 (Unaudited)

Issuer	Shares	Value

Metal & Glass Containers 1.11%		1,931,580
Owens-Illinois, Inc. (I)	65,700	1,931,580

Oil & Gas Drilling 2.83%		4,931,816
Transocean, Inc.	44,900	4,931,816

Oil & Gas Equipment & Services 2.01%		3,494,739
National-Oilwell Varco, Inc. (I)	44,700	2,245,281
Weatherford International Ltd. (I)	49,700	1,249,458

Oil & Gas Exploration & Production 3.85%		6,697,019
Devon Energy Corp.	30,000	2,736,000
Pioneer Natural Resources Co.	53,800	2,812,664
Quicksilver Resources, Inc. (I)	58,500	1,148,355

Personal Products 1.74%		3,030,453
Avon Products, Inc.	72,900	3,030,453

Pharmaceuticals 4.93%		8,578,459
Abbott Laboratories	61,100	3,518,138
Allergan, Inc.	45,000	2,317,500
Teva Pharmaceutical Industries Ltd., ADR	59,900	2,742,821

Railroads 2.00%		3,482,646
Norfolk Southern Corp.	52,600	3,482,646

Restaurants 2.53%		4,399,210
McDonald's Corp.	71,300	4,399,210

Semiconductors 2.80%		4,869,691
Broadcom Corp. (Class A) (I)	132,200	2,462,886
Intel Corp.	128,500	2,406,805

Soft Drinks 2.95%		5,138,567
PepsiCo, Inc.	72,100	5,138,567

Systems Software 3.47%		6,044,842
Microsoft Corp.	90,500	2,415,445
Oracle Corp. (I)	178,700	3,629,397

Wireless Telecommunication Services 0.54%		941,108
America Movil SAB De C.V.	20,300	941,108

Total investments (Cost $177,679,054)† 96.37%		$167,803,136

Other assets and liabilities, net 3.63%		$6,326,898

Total net assets 100.00%		$174,130,034

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

SADR Sponsored American Depositary Receipt

(I) Non-income producing security.

† At September 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $177,716,606. Net unrealized depreciation aggregated $9,913,470, of which $2,259,370 related to appreciated investment securities and $12,172,840 related to depreciated investment securities.

Security valuation
The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using other significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$167,803,136	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$167,803,136	-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Deborah C. Jackson
Charles L. Ladner*
Stanley Martin*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Independence Investments LLC
160 Federal Street
Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Core Equity Fund.

250Q3 9/08
11/08

John Hancock

MUTUAL FUNDS

John Hancock U.S. Global Leaders Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

9.30.2008

John Hancock U.S. Global Leaders Growth Fund
Securities owned by the Fund on
September 30, 2008 (Unaudited)

Issuer	Shares	Value

Common stocks 83.87%		$828,325,984
(Cost $749,714,053)

Air Freight & Logistics 1.66%		16,392,896
FedEx Corp.	207,400	16,392,896

Application Software 3.21%		31,732,077
SAP AG, ADR	593,900	31,732,077

Asset Management & Custody Banks 3.89%		38,379,780
State Street Corp.	674,750	38,379,780

Biotechnology 4.28%		42,224,580
Genzyme Corp. (I)	522,000	42,224,580

Communications Equipment 2.69%		26,555,460
QUALCOMM, Inc.	618,000	26,555,460

Computer Hardware 1.54%		15,230,440
Apple, Inc.	134,000	15,230,440

Consumer Finance 5.29%		52,273,953
American Express Co.	680,100	24,095,943
Visa, Inc. (Class A)	459,000	28,178,010

Data Processing & Outsourced Services 3.38%		33,338,588
Automatic Data Processing, Inc.	779,850	33,338,588

Food Distributors 2.39%		23,640,444
SYSCO Corp.	766,800	23,640,444

Health Care Distributors 1.98%		19,576,224
Henry Schein, Inc.	363,600	19,576,224

Health Care Equipment 8.45%		83,451,859
Medtronic, Inc.	997,426	49,971,043
Zimmer Holdings, Inc.	518,600	33,480,816

Health Care Supplies 0.37%		3,697,690
Dentsply International, Inc.	98,500	3,697,690

Home Entertainment Software 4.06%		40,082,364
Electronic Arts, Inc.	1,083,600	40,082,364

Home Improvement Retail 3.36%		33,194,428
Lowe's Cos., Inc.	1,401,200	33,194,428

Household Products 4.38%		43,214,908
Procter & Gamble Co.	620,102	43,214,908

Internet Retail 2.70%		26,644,712
Amazon.com, Inc.	366,200	26,644,712

Internet Software & Services 3.27%		32,341,112
eBay, Inc. (I)	379,900	8,502,162
Google, Inc. (Class A)	59,520	23,838,950

Oil & Gas Equipment & Services 2.92%		28,822,753
National-Oilwell Varco, Inc.	381,350	19,155,211
Schlumberger, Ltd.	123,800	9,667,542

John Hancock U.S. Global Leaders Growth Fund
Securities owned by the Fund on
September 30, 2008 (Unaudited)

Issuer	Shares	Value

Pharmaceuticals 3.42%		$33,774,704
Teva Pharmaceutical Industries, Ltd., ADR	737,600	33,774,704

Restaurants 1.72%		16,994,031
Starbucks Corp.	1,142,840	16,994,031

Soft Drinks 7.74%		76,423,267
Coca-Cola Co.	808,400	42,748,192
PepsiCo, Inc.	472,500	33,675,075

Specialty Chemicals 2.53%		25,012,060
Ecolab, Inc.	515,500	25,012,060

Specialty Stores 4.42%		43,684,582
Staples, Inc.	1,941,537	43,684,582

Systems Software 4.22%		41,643,072
Microsoft Corp.	1,560,250	41,643,072
	Par value
Issuer, description, maturity date	(000)	Value
Short-term investments 1.55%		$15,305,000
(Cost $15,305,000)

Joint Repurchase Agreement 1.55%		15,305,000
Joint Repurchase Agreement with Barclays PLC dated 9-30-08 at
0.10% to be repurchased at $15,305,043 on 10-1-08, collateralized by $9,247,846 U.S. Treasury Inflation Indexed Bond 3.875% on 4-
15-29 (valued at $15,611,100 including interest).	$15,305	15,305,000

Total investments (Cost $765,019,053)† 85.42%		$843,630,984

Other assets and liabilities, net 14.58%		$143,973,960

Total net assets 100.00%		$987,604,944

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(I) Non-income producing security.

† At September 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $765,019,053. Net unrealized appreciation aggregated $78,611,931, of which $132,084,846 related to appreciated investment securities and $53,472,915 related to depreciated investment securities.

The Fund had the following financial futures contracts open on September 30, 2008:

	NUMBER OF			UNREALIZED
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	APPRECIATION
S & P 500 E-Mini	1,900	Long	Dec 2008	$3,286,905

Notes to portfolio of investments

Security valuation
The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$828,325,984	$3,286,905
Level 2 – Other Significant Observable Inputs	15,305,000	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$843,630,984	$3,286,905

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Futures
The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund may invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Deborah C. Jackson
Charles L. Ladner*
Stanley Martin*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sustainable Growth Advisers, LP
3 Stamford Plaza
301 Tresser Boulevard, Suite 1310
Stamford, CT 06901

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.

260Q3 9/08
11/08

John Hancock

MUTUAL FUNDS

John Hancock Classic Value Fund II

QUARTERLY PORTFOLIO HOLDINGS

9.30.2008

John Hancock Classic Value Fund II
Securities owned by the Fund on
September 30, 2008 (Unaudited)

Issuer	Shares	Value

Common stocks 99.35%		$56,667,744
(Cost $89,684,625)

Aerospace & Defense 5.86%		3,340,376
L-3 Communications Holdings, Inc.	15,025	1,477,258
Northrop Grumman Corp.	30,775	1,863,118

Application Software 0.54%		307,407
Intuit, Inc. (I)	9,725	307,407

Auto Parts & Equipment 2.19%		1,247,756
Magna International, Inc. (Class A)	24,375	1,247,756

Biotechnology 1.15%		657,897
Amgen, Inc. (I)	11,100	657,897

Broadcasting & Cable TV 0.36%		203,391
CBS Corp. (Class B)	13,950	203,391

Communications Equipment 5.61%		3,202,213
Alcatel-Lucent, ADR (I)	609,669	2,341,129
Motorola, Inc.	120,600	861,084

Consumer Finance 5.04%		2,875,503
Capital One Financial Corp.	53,500	2,728,500
Discover Financial Services	10,637	147,003

Data Processing & Outsourced Services 0.50%		285,309
Computer Sciences Corp. (I)	7,099	285,309

Department Stores 3.80%		2,164,810
J.C. Penney Co., Inc.	32,175	1,072,714
Kohl's Corp.	23,700	1,092,096

Diversified Banks 5.74%		3,273,787
Comerica, Inc.	11,450	375,445
Mitsubishi UFJ Financial Group, Inc.	151,000	1,316,758
Sumitomo Mitsui Financial Group, Inc.	181	1,134,809
Wachovia Corp.	127,650	446,775

Diversified Capital Markets 2.72%		1,553,618
UBS AG (I)	90,895	1,553,618

Diversified Financial Services 13.88%		7,916,776
Bank of America Corp.	55,800	1,953,000
Citigroup, Inc.	150,250	3,081,628
ING Groep NV	41,425	888,058
JPMorgan Chase & Co.	42,700	1,994,090

Electric Utilities 1.66%		949,117
Korea Electric Power Corp.	37,715	949,117

Electronic Manufacturing Services 0.38%		213,480
Tyco Electronics, Ltd.	7,718	213,480

Health Care Distributors 3.29%		1,875,647
AmerisourceBergen Corp.	41,600	1,566,240
McKesson Corp.	5,750	309,407

John Hancock Classic Value Fund II
Securities owned by the Fund on
September 30, 2008 (Unaudited)

Issuer	Shares	Value

Health Care Equipment 2.00%		$1,142,405
Boston Scientific Corp. (I)	66,300	813,501
Covidien, Ltd.	6,118	328,904

Home Improvement Retail 4.41%		2,517,297
Home Depot, Inc.	48,025	1,243,367
Lowe's Cos., Inc.	53,775	1,273,930

Homefurnishing Retail 2.22%		1,265,038
Bed Bath & Beyond, Inc. (I)	40,275	1,265,038

Household Products 1.23%		701,893
Kimberly-Clark Corp.	10,825	701,893

Hypermarkets & Super Centers 1.01%		577,939
Wal-Mart Stores, Inc.	9,650	577,939

Industrial Conglomerates 0.47%		270,284
Tyco International, Ltd.	7,718	270,284

Integrated Oil & Gas 1.95%		1,114,300
Chevron Corp.	3,600	296,928
Exxon Mobil Corp.	10,525	817,372

Integrated Telecommunication Services 0.98%		560,494
AT&T, Inc.	20,075	560,494

Investment Banking & Brokerage 2.00%		1,140,800
Morgan Stanley	49,600	1,140,800

Life & Health Insurance 0.72%		408,382
Aegon NV	46,159	408,382

Movies & Entertainment 3.04%		1,731,383
Time Warner, Inc.	38,750	508,013
Viacom, Inc. (Class B)	49,250	1,223,370

Multi-Line Insurance 1.52%		866,624
American International Group, Inc.	32,800	109,224
MetLife, Inc.	13,525	757,400

Multi-Utilities 1.68%		956,407
Sempra Energy	18,950	956,407

Office Electronics 0.52%		295,280
Ricoh Co., Ltd.	21,000	295,280

Packaged Foods & Meats 2.05%		1,168,847
Kraft Foods, Inc.	27,225	891,619
Sara Lee Corp.	21,950	277,228

Pharmaceuticals 7.72%		4,404,968
Bristol-Myers Squibb Co.	59,600	1,242,660
Johnson & Johnson	16,750	1,160,440
Merck & Co., Inc.	28,375	895,515
Schering-Plough Corp.	59,900	1,106,353

Property & Casualty Insurance 5.44%		3,101,992
ACE, Ltd.	7,025	380,263

John Hancock Classic Value Fund II
Securities owned by the Fund on
September 30, 2008 (Unaudited)

Issuer		Shares	Value

Property & Casualty Insurance (continued)
Allstate Corp.		42,375	$1,954,335
Chubb Corp.		7,900	433,710
XL Capital, Ltd. (Class A)		18,600	333,684

Regional Banks 0.59%			338,100
National City Corp. (L)		193,200	338,100

Systems Software 6.39%			3,643,974
CA, Inc.		87,600	1,748,496
Microsoft Corp.		58,900	1,572,041
Oracle Corp. (I)		15,925	323,437

Thrifts & Mortgage Finance 0.69%			394,250
Federal Home Loan Mortgage Corp.		150,700	257,697
Federal National Mortgage Association		89,250	136,553
	Interest	Par value
Issuer, description, maturity date	Rate	(000)	Value

Short-term investments 0.70%			$398,680
(Cost $398,680)

Joint Repurchase Agreement 0.64%			364,000
Joint Repurchase Agreement with Barclays PLC dated 9-30-08 at
0.10% to be repurchased at $364,001 on 10-1-08, collateralized by
$219,942 U.S. Treasury Inflation Indexed Bond 3.875% on 4-15-29
(valued at $371,280 including interest).		$364	364,000

Cash Equivalents 0.06%			34,680
John Hancock Cash Investment Trust(T)(W)	2.6453%(Y)	$35	34,680

Total investments (Cost $90,083,305)† 100.05%			$57,066,424

Other assets and liabilities, net (0.05%)			($28,490)

Total net assets 100.00%			$57,037,934

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of September 30, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield on September 30, 2008.

† At September 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $90,083,305. Net unrealized depreciation aggregated $33,016,881, of which $1,113,279 related to appreciated investment securities and $34,130,160 related to depreciated investment securities.

Notes to portfolio of investments

Security valuation
The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using other significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$50,156,402	-
Level 2 – Other Significant Observable Inputs	6,910,022	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$57,066,424	-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned, and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that, should Morgan Stanley fail financially, all securities lent may be affected by the failure and by any delays in recovery of the securities (or loss of rights in the collateral).

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less information available about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Deborah C. Jackson
Charles L. Ladner*
Stanley Martin*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Pzena Investment Management, LLC
120 West 45th Street, 20th Floor
New York, NY 10036

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Classic Value Fund II.

350Q3 9/08
11/08

John Hancock MUTUAL FUNDS

John Hancock Classic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

9.30.2008

John Hancock Classic Value Fund
Securities owned by the Fund on
September 30, 2008 (Unaudited)

Issuer	Shares	Value

Common stocks 98.12%	$3,282,658,745
(Cost $4,861,510,351)

Aerospace & Defense 4.38%		146,531,369
L-3 Communications Holdings, Inc.	454,500	44,686,440
Northrop Grumman Corp.	1,682,275	101,844,929

Auto Parts & Equipment 2.50%		83,579,193
Magna International, Inc. Class A	1,632,725	83,579,193

Biotechnology 2.22%		74,396,771
Amgen, Inc. (I)	1,255,218	74,396,771

Communications Equipment 5.51%		184,451,059
Alcatel-Lucent, SADR	33,092,146	127,073,841
Motorola, Inc.	8,036,025	57,377,218

Consumer Finance 5.54%		185,244,750
Capital One Financial Corp.	3,632,250	185,244,750

Data Processing & Outsourced Services 1.86%		62,203,150
Affiliated Computer Services, Inc. Class A	1,012,742	51,275,127
Computer Sciences Corp. (I)	271,909	10,928,023

Department Stores 4.07%		136,308,502
J.C. Penney Co., Inc.	2,971,025	99,053,974
Kohl's Corp. (I)	808,475	37,254,528

Diversified Banks 2.28%		106,892,001
Comerica, Inc.	2,329,936	76,398,601
Wachovia Corp.	8,712,400	30,493,400

Diversified Financial Services 15.34%		513,270,604
Bank of America Corp.	4,283,725	149,930,375
Citigroup, Inc.	8,674,025	177,904,252
JPMorgan Chase & Co.	2,907,325	135,772,077
Morgan Stanley	2,159,300	49,663,900

Electronic Manufacturing Services 0.93%		30,990,956
Tyco Electronics, Ltd.	1,120,425	30,990,956

Health Care Distributors 7.02%		234,833,820
AmerisourceBergen Corp.	3,118,674	117,418,076
Johnson & Johnson	1,694,800	117,415,744

Home Improvement Retail 3.63%		121,587,414
Home Depot, Inc.	4,696,308	121,587,414

Household Appliances 2.87%		95,964,687
Whirlpool Corp.	1,210,300	95,964,687

Household Products 2.85%		95,262,928
Kimberly-Clark Corp.	1,469,200	95,262,928

Industrial Conglomerates 1.05%		35,004,241
Tyco International, Ltd.	999,550	35,004,241

Integrated Oil & Gas 2.28%		76,233,315
BP PLC, ADR	1,519,500	76,233,315

John Hancock Classic Value Fund
Securities owned by the Fund on
September 30, 2008 (Unaudited)

Issuer		Shares	Value

Leisure Products 1.00%			33,580,125
Mattel, Inc.		1,861,426	33,580,125

Life & Health Insurance 3.60%			120,274,245
Torchmark Corp.		2,011,275	120,274,245

Multi-Utilities 5.17%			172,984,695
Sempra Energy		1,880,325	94,900,003
Wisconsin Energy Corp.		1,739,080	78,084,692

Packaged Foods & Meats 1.70%			56,769,956
Sara Lee Corp.		4,494,850	56,769,956

Pharmaceuticals 6.23%			208,568,060
Bristol-Myers Squibb Co.		4,492,200	93,662,370
Merck & Co., Inc.		2,309,650	72,892,554
Schering-Plough Corp.		2,274,669	42,013,136

Property & Casualty Insurance 6.76%			226,084,617
Allstate Corp.		3,567,600	164,537,712
Fidelity National Financial, Inc.		3,889,856	57,180,883
XL Capital, Ltd. Class A		243,368	4,366,022

Regional Banks 1.75%			28,147,588
National City Corp. (L)		16,084,336	28,147,588

Systems Software 6.87%			229,874,730
CA, Inc.		5,456,958	108,920,881
Microsoft Corp.		4,531,804	120,953,849

Thrifts & Mortgage Finance 0.71%			23,619,969
Federal Home Loan Mortgage Corp.		8,609,668	14,722,532
Federal National Mortgage Association		5,815,318	8,897,437

		Par value
Issuer, description, maturity date		(000)	Value

Short-term investments 1.29%			$43,194,586
(Cost $43,194,586)

Joint Repurchase Agreement 0.62%			20,883,000
Joint Repurchase Agreement with Barclays PLC dated 9-30-08 at
0.10% to be repurchased at $20,883,058 on 10-1-08, collateralized by $12,618,279 U.S. Treasury Inflation Indexed Bond 3.875% on
4-15-29 (valued at $21,300,660 including interest).		$20,883	20,883,000

Cash Equivalents 0.67%			22,311,586
John Hancock Cash Investment Trust (T)(W)	2.6543% (Y)	$22,312	22,311,586

Total investments (Cost $4,904,704,937)† 99.41%		$3,325,853,331

Other assets and liabilities, net 0.59%			$19,824,243

Total net assets 100.00%		$3,345,677,574

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt.

SADR Sponsored American Depositary Receipt.

John Hancock Classic Value Fund
Securities owned by the Fund on
September 30, 2008 (Unaudited)

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of September 30, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of September 30, 2008.

† At September 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $4,904,704,937. Net unrealized depreciation aggregated $1,578,851,606, of which $150,337,574 related to appreciated investment securities and $1,729,189,180 related to depreciated investment securities.

Security valuation
The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using other significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$3,282,658,745	-
Level 2 – Other Significant Observable Inputs	43,194,586	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$3,325,853,331	-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the John Hancock Cash Investment Trust (JHCIT). If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent may be affected by the failure and by any delays in recovery of the securities (or with loss of rights in the collateral).

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Deborah C. Jackson
Charles L. Ladner*
Stanley Martin*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Pzena Investment Management, LLC
120 West 45th Street, 20th Floor
New York, NY 10036

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Classic Value Fund.

380Q3 9/08
11/08

John Hancock

MUTUAL FUNDS

John Hancock Large Cap Select Fund

QUARTERLY PORTFOLIO HOLDINGS

9.30.2008

John Hancock Large Cap Select Fund
Securities owned by the Fund on
September 30, 2008 (Unaudited)

Issuer	Shares	Value

Common stocks 95.36%		$45,413,220
(Cost $35,303,830)

Advertising 2.83%		1,349,600
Omnicom Group, Inc.	35,000	1,349,600

Air Freight & Logistics 2.38%		1,132,020
United Parcel Service, Inc. (Class B)	18,000	1,132,020

Communications Equipment 3.55%		1,692,000
Cisco Systems, Inc. (I)	75,000	1,692,000

Computer Hardware 6.32%		3,011,680
Dell, Inc. (I)	55,000	906,400
International Business Machines Corp.	18,000	2,105,280

Consumer Finance 2.60%		1,240,050
American Express Co.	35,000	1,240,050

Data Processing & Outsourced Services 4.13%		1,966,500
Automatic Data Processing, Inc.	46,000	1,966,500

Diversified Banks 4.89%		2,326,860
Wells Fargo & Co.	62,000	2,326,860

Food Distributors 3.37%		1,603,160
SYSCO Corp.	52,000	1,603,160

Health Care Equipment 3.26%		1,553,100
Medtronic, Inc.	31,000	1,553,100

Home Improvement Retail 3.05%		1,449,840
Home Depot, Inc.	56,000	1,449,840

Household Products 4.98%		2,369,460
Procter & Gamble Co.	34,000	2,369,460

Hypermarkets & Super Centers 4.78%		2,275,820
Wal-Mart Stores, Inc.	38,000	2,275,820

Industrial Conglomerates 7.92%		3,773,250
3M Co.	25,000	1,707,750
General Electric Co.	81,000	2,065,500

Industrial Machinery 2.99%		1,422,400
Illinois Tool Works, Inc.	32,000	1,422,400

Integrated Oil & Gas 3.43%		1,630,860
Exxon Mobil Corp.	21,000	1,630,860

Managed Health Care 2.45%		1,167,940
UnitedHealth Group, Inc.	46,000	1,167,940

Motorcycle Manufacturers 2.59%		1,230,900
Harley-Davidson, Inc.	33,000	1,230,900

Pharmaceuticals 8.11%		3,864,300
Abbott Laboratories	25,000	1,439,500
Johnson & Johnson	35,000	2,424,800

John Hancock Large Cap Select Fund
Securities owned by the Fund on
September 30, 2008 (Unaudited)

Issuer	Shares	Value

Property & Casualty Insurance 5.21%		$2,481,400
Berkshire Hathaway, Inc. (Class A) (I)	19	2,481,400

Soft Drinks 9.30%		4,430,330
Coca-Cola Co.	42,000	2,220,960
PepsiCo, Inc.	31,000	2,209,370

Specialty Stores 3.02%		1,440,000
Staples, Inc.	64,000	1,440,000

Systems Software 4.20%		2,001,750
Microsoft Corp.	75,000	2,001,750

	Par value
Issuer, description, maturity date	(000)	Value

Short-term investments 4.50%		$2,144,000
(Cost $2,144,000)

Joint Repurchase Agreement 4.50%		2,144,000
Joint Repurchase Agreement with Barclays PLC dated 9-30-08 at
0.10% to be repurchased at $2,144,006 on 10-1-08, collateralized by $1,295,484 U.S. Treasury Inflation Indexed Bond 3.875% on 4-
15-29 (valued at $2,186,880 including interest).	$2,144	2,144,000

Total investments (Cost $37,447,830)† 99.86%		$47,557,220

Other assets and liabilities, net 0.14%		$67,991

Total net assets 100.00%		$47,625,211

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

† At September 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $37,447,830. Net unrealized appreciation aggregated $10,109,390, of which $13,419,881 related to appreciated investment securities and $3,310,491 related to depreciated investment securities.

Notes to portfolio of investments

Security valuation
The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using other significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$45,413,220	-
Level 2 – Other Significant Observable Inputs	2,144,000	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$47,557,220	-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Deborah C. Jackson
Charles L. Ladner*
Stanley Martin*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Shay Assets Management, Inc.
230 West Monroe Street
Chicago, IL 60606

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Large Cap Select Fund.

490Q3 9/08
11/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 24, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: November 24, 2008